Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables and Other Assets [Abstract]
Servicing advances	$ 16,647	$ 9,942
Interest receivable	8,222	6,540
Deferred tax receivable	2,757	0
Repurchased loans held for sale	3,839	2,814
Other receivables	3,632	4,687
Total other assets	$ 35,097	$ 23,983